UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF (DIVY)
Reality Shares DIVCON Leaders Dividend ETF (LEAD)
Reality Shares DIVCON Dividend Defender ETF (DFND)
Reality Shares DIVCON Dividend Guard ETF (GARD)

Semi-Annual Report

April 30, 2016

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ALPS Distributors, Inc., distributor.

Shareholder Expense Example
April 30, 2016 (Unaudited)

As a shareholder of one or more of the funds of the Reality Shares ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the table are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (November 1, 2015 to April 30, 2016), unless otherwise noted for Funds with operations less than six months.

Actual expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under the Fund in the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value April 30, 2016	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000
Reality Shares DIVS ETF
Actual	$1,000.00	$998.50	0.85%	$4.22
Hypothetical(1)	$1,000.00	$1,020.64	0.85%	$4.27	*
Reality Shares DIVCON Leaders Dividend ETF
Actual	$1,000.00	$1,048.30	0.43%	$1.40	(2)
Hypothetical(1)	$1,000.00	$1,022.73	0.43%	$2.16	*
Reality Shares DIVCON Dividend Defender ETF
Actual	$1,000.00	$970.70	0.95%	$2.76	(3)
Hypothetical(1)	$1,000.00	$1,020.14	0.95%	$4.77	*
Reality Shares DIVCON Dividend Guard ETF
Actual	$1,000.00	$856.20	0.95%	$2.60	(3)
Hypothetical(1)	$1,000.00	$1,020.14	0.95%	$4.77	*
(1)	5% return before expenses.
(2)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 116/366 (to reflect the period January 6, 2016 to April 30, 2016).
(3)	Actual Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 108/366 (to reflect the period January 14, 2016 to April 30, 2016).
*	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Reality Shares ETF Trust     1

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2016 (Unaudited)

	Principal/ Shares	Value
Certificate of Deposit – 27.9%
Certificate of Deposit Account Registry Service, 0.50%, 9/29/2016 (Cost $10,000,000)	$10,000,000	$10,000,000
Money Markets – 71.5%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.43%(a)	268,255	268,255
Insured Cash Sweep, 0.30%(b)	25,403,703	25,403,703
(Cost $25,671,958)		25,671,958
Total Investments – 99.4% (Cost 35,671,958)		35,671,958
Other Assets in Excess of Liabilities – 0.6%		202,482
Net Assets – 100.0%		$35,874,440

(a)	Rate shown reflects the 7-day yield at April 30, 2016.
(b)	Rate shown reflects the 1-day yield at April 30, 2016.

Dividend swaps outstanding at April 30, 2016:

Underlying Index	Counterparties	Expiration Date	Notional Amount Long (Short)	Unrealized Appreciation (Depreciation)
S&P 500	BNP Paribas	12/31/2016	$(7,673,375)	$15,725
S&P 500	BNP Paribas	12/31/2017	(15,214,300)	(67,300)
S&P 500	JP Morgan	12/31/2017	(284,445)	4,725
S&P 500	BNP Paribas	12/31/2018	(15,808,900)	(212,540)
S&P 500	JP Morgan	12/31/2018	(284,760)	6,804
				$(252,586)

Cash was pledged to the broker for swap positions in the amount of $470,000.

Dividend swaps receive an amount on expiration date if the aggregate dividends paid by the companies in the S&P 500 Index are over the dividend value implied by the strike price on purchase date (Long), and pay an amount if the aggregate dividends paid by the companies in the S&P 500 Index are under the dividend value implied by the strike price on purchase date (Short).

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Certificate of Deposit	$10,000,000	$—	$—	$10,000,000
Money Markets	25,671,958			25,671,958
Other Financial Instruments*	—	27,254	—	27,254
Total Assets	$35,671,958	$27,254	$—	$35,699,212
Liabilities
Other Financial Instruments*	$—	$(279,840)	$—	$(279,840)
Total Liabilities	$—	$(279,840)	$—	$(279,840)
Total	$35,671,958	$(252,586)	$—	$35,419,372

*	Other financial instruments include dividend swaps. Dividend swaps are presented at net unrealized appreciation (depreciation).

The accompanying notes are an integral part of these financial statements.

2     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2016 (Unaudited)

During the period ended April 30, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2016.

Summary of Schedule of Investments

Industry	% of Net Assets
Certificate of Deposit	27.9%
Money Markets	71.5
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     3

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2016 (Unaudited)

	Shares	Value
Common Stocks – 99.8%
Air Freight & Logistics – 6.6%
C.H. Robinson Worldwide, Inc.	1,491	$105,816
Expeditors International of Washington, Inc.	2,016	100,014
		205,830
Airlines – 2.7%
Southwest Airlines Co.	1,868	83,331
Beverages – 2.7%
Brown-Forman Corp., Class B	883	85,051
Chemicals – 3.1%
Sherwin-Williams Co. (The)	339	97,398
Commercial Services & Supplies – 3.4%
Waste Management, Inc.	1,835	107,880
Diversified Financial Services – 2.6%
FactSet Research Systems, Inc.	551	83,063
Electrical Equipment – 5.9%
AMETEK, Inc.	1,682	80,887
Emerson Electric Co.	1,884	102,923
		183,810
Food & Staples Retailing – 2.8%
Walgreens Boots Alliance, Inc.	1,109	87,922
Food Products – 3.8%
Tyson Foods, Inc., Class A	1,816	119,529
Health Care Equipment & Supplies – 3.6%
Stryker Corp.	1,032	112,498
Health Care Providers & Services – 2.7%
McKesson Corp.	511	85,756
Hotels Restaurants & Leisure – 5.8%
Marriott International, Inc., Class A	1,310	91,818
Starbucks Corp.	1,610	90,530
		182,348
IT Services – 3.0%
Visa, Inc., Class A	1,223	94,464
Machinery – 3.2%
Wabtec Corp.	1,221	101,258
Media – 6.3%
Thomson Reuters Corp.	2,359	97,026
Twenty-First Century Fox, Inc., Class A	3,281	99,283
		196,309
	Shares	Value
Oil, Gas & Consumable Fuels – 2.5%
Valero Energy Corp.	1,352	$79,592
Personal Products – 3.4%
Estee Lauder Cos., Inc. (The), Class A	1,104	105,840
Pharmaceuticals – 3.0%
Merck & Co., Inc.	1,718	94,215
Professional Services – 3.3%
Equifax, Inc.	857	103,054
Real Estate Management & Development – 2.1%
Jones Lang LaSalle, Inc.	562	64,726
Semiconductors & Semiconductor – 5.9%
Linear Technology Corp.	2,016	89,672
Texas Instruments, Inc.	1,666	95,028
		184,700
Specialty Retail – 15.2%
Home Depot, Inc. (The)	697	93,321
Lowe's Cos., Inc.	1,212	92,136
Tiffany & Co.	1,248	89,045
TJX Cos., Inc. (The)	1,329	100,765
Tractor Supply Co.	1,093	103,464
		478,731
Textiles, Apparel & Luxury Goods – 2.8%
NIKE, Inc., Class B	1,497	88,233
Trading Companies & Distributors – 3.4%
Fastenal Co.	2,307	107,945
Total Common Stocks
(Cost $3,028,742)		3,133,483
Money Markets – 0.2%
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.42%(a) (Cost $4,943)	4,943	4,943
Total Investments – 100.0%
(Cost $3,033,685)		3,138,426
Other Assets in Excess of Liabilities – 0.0%(b)		593
Net Assets – 100.0%		$3,139,019

(a)	Rate shown reflects the 7-day yield at April 30, 2016.
(b)	Less than 0.05%.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$3,133,483	$—	$—	$3,133,483
Money Markets	4,943	—	—	4,943
Total Assets	$3,138,426	$—	$—	$3,138,426

*	See the Schedule of Investment for breakout by security category.

The accompanying notes are an integral part of these financial statements.

4     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2016 (Unaudited)

During the period ended April 30, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2016.

Summary of Schedule of Investments

Industry	% of Net Assets
Air Freight & Logistics	6.6%
Airlines	2.7
Beverages	2.7
Chemicals	3.1
Commercial Services & Supplies	3.4
Diversified Financial Services	2.6
Electrical Equipment	5.9
Food & Staples Retailing	2.8
Food Products	3.8
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	2.7
Hotels Restaurants & Leisure	5.8
IT Services	3.0
Machinery	3.2
Media	6.3
Oil, Gas & Consumable Fuels	2.5
Personal Products	3.4
Pharmaceuticals	3.0
Professional Services	3.3
Real Estate Management & Development	2.1
Semiconductors & Semiconductor	5.9
Specialty Retail	15.2
Textiles, Apparel & Luxury Goods	2.8
Trading Companies & Distributors	3.4
Money Market	0.2
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 (a)
Net Assets	100.0%

(a)	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     5

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2016 (Unaudited)

	Shares	Value
Common Stocks(a) – 80.4%
Air Freight & Logistics – 5.3%
C.H. Robinson Worldwide, Inc.	875	$62,099
Expeditors International of Washington, Inc.	1,184	58,738
		120,837
Airlines – 2.1%
Southwest Airlines Co.	1,094	48,803
Beverages – 2.2%
Brown-Forman Corp., Class B	516	49,701
Chemicals – 2.5%
Sherwin-Williams Co. (The)	202	58,037
Commercial Services & Supplies – 2.8%
Waste Management, Inc.	1,077	63,317
Diversified Financial Services – 2.1%
FactSet Research Systems, Inc.	326	49,144
Electrical Equipment – 4.7%
AMETEK, Inc.	986	47,417
Emerson Electric Co.	1,102	60,202
		107,619
Food & Staples Retailing – 2.3%
Walgreens Boots Alliance, Inc.	652	51,691
Food Products – 3.1%
Tyson Foods, Inc., Class A	1,065	70,098
Health Care Equipment & Supplies – 2.9%
Stryker Corp.	602	65,624
Health Care Providers & Services – 2.2%
McKesson Corp.	297	49,843
Hotels Restaurants & Leisure – 4.7%
Marriott International, Inc., Class A	767	53,759
Starbucks Corp.	945	53,137
		106,896
IT Services – 2.4%
Visa, Inc., Class A	714	55,149
Machinery – 2.6%
Wabtec Corp.	718	59,544
Media – 5.0%
Thomson Reuters Corp.	1,383	56,883
Twenty-First Century Fox, Inc., Class A	1,924	58,220
		115,103
Oil, Gas & Consumable Fuels – 2.0%
Valero Energy Corp.	792	46,625
Personal Products – 2.7%
Estee Lauder Cos., Inc. (The), Class A	648	62,124
Pharmaceuticals – 2.4%
Merck & Co., Inc.	1,007	55,224
	Shares	Value
Professional Services – 2.6%
Equifax, Inc.	503	$60,486
Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.	330	38,006
Semiconductors & Semiconductor – 4.7%
Linear Technology Corp.	1,184	52,664
Texas Instruments, Inc.	974	55,557
		108,221
Specialty Retail – 12.3%
Home Depot, Inc. (The)	408	54,627
Lowe's Cos., Inc.	710	53,974
Tiffany & Co.	730	52,085
TJX Cos., Inc. (The)	780	59,140
Tractor Supply Co.	644	60,961
		280,787
Textiles, Apparel & Luxury Goods – 2.3%
NIKE, Inc., Class B	875	51,573
Trading Companies & Distributors – 2.8%
Fastenal Co.	1,354	63,354
Total Common Stocks
(Cost $1,655,757)		1,837,806
Money Markets – 20.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.43%(b)	1,044	1,044
Insured Cash Sweep, 0.30%(c)	450,000	450,000
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Shares, 0.39%(b)	13,237	13,237
(Cost $464,281)		464,281
Total Investments Before Securities Sold Short
(Cost $2,120,038)		2,302,087
Securities Sold Short Common Stocks – (34.1)%
Diversified Telecommunication – (2.6)%
CenturyLink, Inc.	(1,876)	(58,062)
Electric Utilities – (10.1)%
Entergy Corp.	(748)	(56,234)
Exelon Corp.	(1,864)	(65,408)
FirstEnergy Corp.	(3,344)	(108,981)
		(230,623)
Gas Utilities – (2.3)%
AGL Resources, Inc.	(792)	(52,161)
Metals & Mining – (12.1)%
Freeport-McMoRan, Inc.	(6,288)	(88,032)
Newmont Mining Corp.	(5,416)	(189,398)
		(277,430)

The accompanying notes are an integral part of these financial statements.

6     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2016 (Unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels – (7.0)%
EQT Corp.	(892)	$(62,529)
Marathon Oil Corp.	(2,976)	(41,932)
Pioneer Natural Resources Co.	(340)	(56,474)
		(160,935)
Total Securities Sold Short
[Proceeds $(529,001)]		$(779,211)
Total Investments – 66.6%
(Cost $1,591,037)		1,522,876
Other Assets in Excess of Liabilities – 33.4%		763,614
Net Assets – 100.0%		$2,286,490

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2016 was $2,603,377, which includes cash in the amount of $764,166.
(b)	Rate shown reflects the 7-day yield at April 30, 2016.
(c)	Rate shown reflects the 1-day yield at April 30, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$1,837,806	$—	$—	$1,837,806
Money Markets	464,281	—	—	464,281
Total Assets	$2,302,087	$—	$—	$2,302,087
Liabilities
Common Stocks*	$(779,211)	$—	$—	$(779,211)
Total Liabilities	$(779,211)	$—	$—	$(779,211)
Total	$1,522,876	$—	$—	$1,522,876

*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2016.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     7

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2016 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Air Freight & Logistics	5.3%
Airlines	2.1
Beverages	2.2
Chemicals	2.5
Commercial Services & Supplies	2.8
Diversified Financial Services	2.1
Diversified Telecommunication	(2.6)
Electric Utilities	(10.1)
Electrical Equipment	4.7
Food & Staples Retailing	2.3
Food Products	3.1
Gas Utilities	(2.3)
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.2
Hotels Restaurants & Leisure	4.7
IT Services	2.4
Machinery	2.6
Media	5.0
Metals & Mining	(12.1)
Oil, Gas & Consumable Fuels	(5.0)
Personal Products	2.7
Pharmaceuticals	2.4
Professional Services	2.6
Real Estate Management & Development	1.7
Semiconductors & Semiconductor	4.7
Specialty Retail	12.3
Textiles, Apparel & Luxury Goods	2.3
Trading Companies & Distributors	2.8
Money Markets	20.3
Total Investments	66.6
Other Assets in Excess of Liabilities	33.4
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2016 (Unaudited)

	Shares	Value
Common Stocks(a) – 52.1%
Air Freight & Logistics – 3.2%
C.H. Robinson Worldwide, Inc.	549	$38,963
Expeditors International of Washington, Inc.	843	41,821
		80,784
Airlines – 1.5%
Southwest Airlines Co.	863	38,498
Beverages – 1.5%
Brown-Forman Corp., Class B	406	39,106
Chemicals – 1.5%
Sherwin-Williams Co. (The)	133	38,212
Commercial Services & Supplies – 1.6%
Waste Management, Inc.	710	41,741
Diversified Financial Services – 1.6%
FactSet Research Systems, Inc.	274	41,305
Electrical Equipment – 3.0%
AMETEK, Inc.	784	37,703
Emerson Electric Co.	721	39,388
		77,091
Food & Staples Retailing – 1.5%
Walgreens Boots Alliance, Inc.	485	38,450
Food Products – 1.5%
Tyson Foods, Inc., Class A	589	38,768
Health Care Equipment & Supplies – 1.6%
Stryker Corp.	378	41,206
Health Care Providers & Services – 1.7%
McKesson Corp.	251	42,123
Hotels Restaurants & Leisure – 3.1%
Marriott International, Inc., Class A	578	40,512
Starbucks Corp.	685	38,518
		79,030
IT Services – 1.6%
Visa, Inc., Class A	528	40,783
Machinery – 1.6%
Wabtec Corp.	495	41,050
Media – 3.3%
Thomson Reuters Corp.	988	40,637
Twenty-First Century Fox, Inc., Class A	1,408	42,606
		83,243
Oil, Gas & Consumable Fuels – 1.6%
Valero Energy Corp.	667	39,266
Personal Products – 1.6%
Estee Lauder Cos., Inc. (The), Class A	417	39,978
Pharmaceuticals – 1.5%
Merck & Co., Inc.	702	38,498
Professional Services – 1.7%
Equifax, Inc.	353	42,448
Real Estate Management & Development – 1.6%
Jones Lang LaSalle, Inc.	344	39,618

	Shares	Value
Semiconductors & Semiconductor – 3.1%
Linear Technology Corp.	870	$38,698
Texas Instruments, Inc.	708	40,384
		79,082
Specialty Retail – 8.0%
Home Depot, Inc. (The)	295	39,498
Lowe's Cos., Inc.	520	39,530
Tiffany & Co.	567	40,455
TJX Cos., Inc. (The)	527	39,957
Tractor Supply Co.	466	44,112
		203,552
Textiles, Apparel & Luxury Goods – 1.7%
NIKE, Inc., Class B	715	42,142
Trading Companies & Distributors – 1.5%
Fastenal Co.	829	38,789
Total Common Stocks
(Cost $1,209,152)		1,324,763
Money Markets – 48.6%
Fidelity Institutional Prime Money Market Portfolio, Class I, 0.40%(b)	52,751	52,751
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.43%(b)	80,025	80,025
Insured Cash Sweep, 0.30%(c)	1,100,001	1,100,001
(Cost $1,232,777)		1,232,777
Total Investments Before Securities Sold Short
(Cost $2,441,929)		2,557,540
Securities Sold Short Common Stocks – (55.6)%
Diversified Telecommunication – (4.1)%
CenturyLink, Inc.	(3,334)	(103,187)
Electric Utilities – (16.8)%
Entergy Corp.	(1,365)	(102,621)
Exelon Corp.	(3,079)	(108,042)
FirstEnergy Corp.	(6,630)	(216,072)
		(426,735)
Gas Utilities – (4.2)%
AGL Resources, Inc.	(1,628)	(107,220)
Metals & Mining – (16.4)%
Freeport-McMoRan, Inc.	(10,802)	(151,228)
Newmont Mining Corp.	(7,608)	(266,052)
		(417,280)
Oil, Gas & Consumable Fuels – (14.1)%
EQT Corp.	(1,591)	(111,529)
Marathon Oil Corp.	(8,782)	(123,738)
Pioneer Natural Resources Co.	(740)	(122,914)
		(358,181)
Total Securities Sold Short
[Proceeds $(1,064,831)]		(1,412,603)
Total Investments – 45.1%
(Cost $1,377,098)		1,144,937
Other Assets in Excess of Liabilities – 54.9%		1,392,386
Net Assets – 100.0%		$2,537,323

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     9

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2016 (Unaudited)

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2016 was $2,798,142, which includes cash in the amount of $1,393,259.
(b)	Rate shown reflects the 7-day yield at April 30, 2016.
(c)	Rate shown reflects the 1-day yield at April 30, 2016.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2016:

	Level 1	Level 2	Level 3	Total
Valuation Inputs
Assets
Common Stocks*	$1,324,763	$—	$—	$1,324,763
Money Markets	1,232,777	—	—	1,232,777
Total Assets	$2,557,540	$—	$—	$2,557,540
Liabilities
Common Stocks*	$(1,412,603)	$—	$—	$(1,412,603)
Total Liabilities	$(1,412,603)	$—	$—	$(1,412,603)
Total	$1,144,937	$—	$—	$1,144,937

*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2016, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2016.

Summary of Schedule of Investments

Industry	% of Net Assets
Air Freight & Logistics	3.2%
Airlines	1.5
Beverages	1.5
Chemicals	1.5
Commercial Services & Supplies	1.6
Diversified Financial Services	1.6
Diversified Telecommunication	(4.1)
Electric Utilities	(16.8)
Electrical Equipment	3.0
Food & Staples Retailing	1.5
Food Products	1.5
Gas Utilities	(4.2)
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	1.7
Hotels Restaurants & Leisure	3.1
IT Services	1.6
Machinery	1.6
Media	3.3
Metals & Mining	(16.4)
Oil, Gas & Consumable Fuels	(12.5)
Personal Products	1.6
Pharmaceuticals	1.5
Professional Services	1.7
Real Estate Management & Development	1.6
Semiconductors & Semiconductor	3.1
Specialty Retail	8.0
Textiles, Apparel & Luxury Goods	1.7
Trading Companies & Distributors	1.5
Money Markets	48.6
Total Investments	45.1
Other Assets in Excess of Liabilities	54.9
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

10     Reality Shares ETF Trust

Statements of Assets and Liabilities
April 30, 2016 (Unaudited)

	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
Assets:
Investments, at value	$35,671,958	$3,138,426	$2,302,087	$2,557,540
Cash	—	—	—	—
Receivables
Due from broker	470,000	—	764,166	1,393,259
Dividend receivable	—	1,665	975	663
Interest receivable	10,309	1	118	323
Unrealized appreciation on swaps	27,254	—	—	—
Prepaid Expenses	—	—	—	—
Total Assets	36,179,521	3,140,092	3,067,346	3,951,785
Liabilities:
Securities sold short, at value	—	—	779,211	1,412,603
Payables
Advisory fees (Note 4)	25,241	1,073	1,636	1,839
Unrealized depreciation on swaps (Note 7)	279,840	—	—	—
Expenses associated with short sales transactions	—	—	9	20
Total Liabilities	305,081	1,073	780,856	1,414,462
Net Assets	$35,874,440	$3,139,019	$2,286,490	$2,537,323
Net Assets Consist of:
Paid-in capital	$36,259,584	$2,980,217	$2,354,779	$2,909,798
Undistributed net investment income (loss)	(102,653)	578	(1,542)	(7,880)
Accumulated net realized gain (loss) on investments, securities sold short, swaps, futures and written options	(29,905)	53,483	1,414	(132,434)
Net unrealized appreciation (depreciation) on investments, securities sold short and swaps	(252,586)	104,741	(68,161)	(232,161)
Net Assets	$35,874,440	$3,139,019	$2,286,490	$2,537,323
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	1,529,348	125,000	100,000	125,000
Net asset value, per share	$23.46	$25.11	$22.86	$20.30
Investments, at cost	$35,671,958	$3,033,685	$2,120,038	$2,441,929
Securities sold short, proceeds	$—	$—	$529,001	$1,064,831

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     11

Statements of Operations
For the period ended April 30, 2016 (Unaudited)

	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF(1)	Reality Shares DIVCON Dividend Defender ETF(2)	Reality Shares DIVCON Dividend Guard ETF(2)
Investment Income:
Dividend Income	$—	$16,070	$8,608	$5,579
Interest income	54,806	—	669	1,352
Foreign withholding tax	—	(241)	(118)	(74)
Total Income	54,806	15,829	9,159	6,857
Expenses:
Advisory fees (Note 4)	157,459	4,181	5,858	6,091
Borrowing fees on securities sold short	—	—	668	1,327
Dividends and interest on securities sold short	—	—	4,175	7,932
Total Expenses	157,459	4,181	10,701	15,350
Less expense waivers and reimbursements (Note 4)	—	—	—	(613)
Net Expenses	157,459	4,181	10,701	14,737
Net Investment income (loss)	(102,653)	11,648	(1,542)	(7,880)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	—	(2,301)	1,414	4,899
Securities sold short	—	—	—	(137,333)
Dividend Swaps	(29,902)	—	—	—
In-kind redemptions	—	55,784	—	—
Net realized gain (loss)	(29,902)	53,483	1,414	(132,434)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	104,741	182,049	115,611
Securities sold short	—	—	(250,210)	(347,772)
Dividend Swaps	9,339	—	—	—
Net change in unrealized appreciation (depreciation)	9,339	104,741	(68,161)	(232,161)
Net realized and unrealized gain (loss)	(20,563)	158,224	(66,747)	(364,595)
Increase (Decrease) in net assets resulting from operations	$(123,216)	$169,872	$(68,289)	$(372,475)

(1)	Commencement of Operations was January 6, 2016.
(2)	Commencement of Operations was January 14, 2016.

The accompanying notes are an integral part of these financial statements.

12     Reality Shares ETF Trust

Statement of Change in Net Assets

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
	Six Months Ended April 30, 2016 (Unaudited)	For the Period December 18, 2014* to October 31, 2015	For the Period January 6, 2016* to April 30, 2016 (Unaudited)	For the Period January 14, 2016* to April 30, 2016 (Unaudited)	For the Period January 14, 2016* to April 30, 2016 (Unaudited)
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(102,653)	$(161,147)	$11,648	$(1,542)	$(7,880)
Net realized gain (loss) on investments, securities sold short and swaps	(29,902)	923,451	53,483	1,414	(132,434)
Net change in unrealized appreciation (depreciation) on investments, securities sold short and swaps	9,339	(261,925)	104,741	(68,161)	(232,161)
Net increase (decrease) in net assets resulting from operations	(123,216)	500,379	169,872	(68,289)	(372,475)
Distributions to Shareholders from:
Net investment income	—	—	(11,070)	—	—
Realized gain	(762,307)	—	—	—	—
Total distributions to shareholders	(762,307)	—	(11,070)	—	—
Shareholder Transactions:
Proceeds from shares sold	15,401,935	33,588,764	4,197,774	2,354,779	2,909,798
Cost of shares redeemed	(8,695,442)	(4,135,673)	(1,217,557)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	6,706,493	29,453,091	2,980,217	2,354,779	2,909,798
Increase (Decrease) in net assets	5,820,970	29,953,470	3,139,019	2,286,490	2,537,323
Net Assets:
Beginning of period	30,053,470	100,000	—	—	—
End of period	$35,874,440	$30,053,470	$3,139,019	$2,286,490	$2,537,323
Including undistributed net investment income (loss)	$(102,653)	$—	$578	$(1,542)	$(7,880)
Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,254,348	4,348	—	—	—
Shares sold	650,000	1,425,000	175,001	100,000	125,000
Shares redeemed	(375,000)	(175,000)	(50,001)	—	—
Shares outstanding, end of period	1,529,348	1,254,348	125,000	100,000	125,000

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     13

Financial Highlights
Reality Shares DIVS ETF
For a share outstanding throughout each period.

	Six Months Ended April 30, 2016 (Unaudited)		For the Period December 18, 2014(1) to October 31, 2015
Per Share Data:
Net asset value, beginning of period	$23.96		$23.00
Investment operations:
Net investment income (loss)(2)	(0.06)		(0.17)
Net realized and unrealized gain (loss) on investments	0.02		1.13
Total from investment operations	(0.04)		0.96
Distributions to Shareholders from:
Realized gain	(0.46)		—
Total distributions	(0.46)		—
Net asset value, end of period	$23.46		$23.96
Total Return at Net Asset Value(3)	(0.15)%		4.17%
Net assets, end of period (000's) omitted	$35,874		$30,053
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85	%(4)	0.85	%(4)
Net investment income (loss)	(0.55	)%(4)	(0.82	)%(4)
Portfolio turnover rate(5)	0.00%		1,475%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind and is not annualized.

The accompanying notes are an integral part of these financial statements.

14     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Leaders Dividend ETF
For a share outstanding throughout each period.

	For the Period January 6, 2016(1) to April 30, 2016 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$24.06
Investment operations:
Net investment income (loss)(2)	0.09
Net realized and unrealized gain (loss) on investments	1.07
Total from investment operations	1.16
Distributions to Shareholders from:
Net investment income	(0.11)
Net asset value, end of period	$25.11
Total Return at Net Asset Value(3)	4.83%
Net assets, end of period (000's) omitted	$3,139
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.43	%(4)
Net investment income (loss)	1.20	%(4)
Portfolio turnover rate(5)	3.58%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind and is not annualized.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     15

Financial Highlights
Reality Shares DIVCON Dividend Defender ETF
For a share outstanding throughout each period.

	For the Period January 14, 2016(1) to April 30, 2016 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$23.55
Investment operations:
Net investment loss(2)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.67)
Total from investment operations	(0.69)
Net asset value, end of period	$22.86
Total Return at Net Asset Value(3)	(2.93)%
Net assets, end of period (000's) omitted	$2,286
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses(6)	1.55	%(4)
Net investment income (loss)	(0.22	)%(4)
Portfolio turnover rate(5)	1.87%

(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind and is not annualized.
(6)	Includes expenses associated with short sale transactions of 0.61%.

The accompanying notes are an integral part of these financial statements.

16     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Dividend Guard ETF
For a share outstanding throughout each period.

	For the Period January 14, 2016(1) to April 30, 2016 (Unaudited)
Per Share Data:
Net asset value, beginning of period	$23.71
Investment operations:
Net investment loss(2)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.34)
Total from investment operations	(3.41)
Net asset value, end of period	$20.30
Total Return at Net Asset Value(3)	(14.38)%
Net assets, end of period (000's) omitted	$2,537
Ratios/Supplemental Data:
Ratio to average net assets of:
Total expenses(6)	2.14	%(4)
Net expenses(6)	2.05	%(4)
Net investment income (loss)	(1.10	)%(4)
Portfolio turnover rate(5)	22.91%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind and is not annualized.
(6)	Includes expenses associated with short sale transactions of 1.29%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     17

Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

The Reality Shares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on March 26, 2013 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). As of period end, the Trust offered 4 investment funds (each a “Fund”, and collectively the “Funds”), with each Fund being classified as non-diversified under the 1940 Act. Please see each Fund’s prospectus for investment objective information.

Fund	Commencement of Operations Date
Reality Shares DIVS ETF	December 18, 2014
Reality Shares DIVCON Leaders Dividend ETF	January 6, 2016
Reality Shares DIVCON Dividend Defender ETF	January 14, 2016
Reality Shares DIVCON Dividend Guard ETF	January 14, 2016

The shares of Reality Shares DIVS ETF are listed and traded on NYSE Arca, Inc. and other secondary markets. The shares of Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF are listed and traded on BATS and other secondary markets. The market price of each Fund may be below, at, or above their net asset value (“NAV”).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Cash and Cash Equivalents:  Cash and cash equivalents are short-term, liquid investments in money market funds with financial institutions. The Funds may also invest in FDIC-insured deposits (“ICS”) and certificates of deposit (“CDARS”) through an account registry service. Cash and cash equivalents are carried at cost which approximates fair value.

Credit Exposure:  The DIVY Fund has investments in swap contracts which are detailed in the Fund’s schedule of investments. Such swap contracts disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a swap contract may cause it to default on its obligations.

Dividend Distributions:  Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Due from broker:  Due from broker represents deposits with brokers which are used as collateral pledged to brokers for swap contracts.

Short Sales:  Each Fund may sell securities they do not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. The Funds may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

18     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Each Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as the asset Due from broker on the Statements of Assets and Liabilities and securities segregated as collateral (if any) are denoted in the Schedule of Investments. Each Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the statement of operations if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime brokers and custodian. Each Fund is subject to credit risk should the prime broker or custodian be unable to meet its obligation to the Fund.

3. SECURITIES VALUATION

Investment Valuation:  The Net Asset Value (“NAV”) per share is computed as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), ordinarily 4:00 p.m. Eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair market value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end mutual funds, including Money Market Funds, are valued at their closing NAV each business day.

ICS and CDARS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates and are valued at their closing cash balance each business day.

Non-exchange-traded swap transactions are normally valued on the basis of quotations or equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. The Funds may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Board of Trustees from time to time.

Under supervision of the Board of Trustees, the Adviser formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a periodic and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Valuation Measurement:  The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Reality Shares ETF Trust     19

Notes to Financial Statements (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Fee:  Under an Advisory Agreement and subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Trust and the Trust’s business affairs and other administrative matters. For its services, the Funds pay the Adviser an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Reality Shares DIVS ETF	0.85%
Reality Shares DIVCON Leaders Dividend ETF	0.43%
Reality Shares DIVCON Dividend Defender ETF	0.85%
Reality Shares DIVCON Dividend Guard ETF	0.85%

Such fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Advisor has agreed to pay all expenses of the Funds excluding (i) brokerage expenses and other fees, charges, taxes, or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) acquired fund fees and expenses; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes) and (vii) dividends and expenses associated with securities sold short.

Expenses Associated with Securities Sold Short:  The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short from exceeding 0.10% of the average daily net assets of the Fund until February 28, 2017 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s Expenses Associated with Short Sales Transactions are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”) for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2017.

Distribution and Service Fees:  ALPS Distributors, Inc. (the “Distributor”) serves as the Trust’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

No distribution fees are currently paid by the Trust and there are no current plans to impose a fee.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Trust’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

5. CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded instruments, certain listed derivatives and securities sold short are not currently eligible for in-kind transfer, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. Specifically, each Fund will not accept (or offer) swaps, exchange-traded options, over-the-counter (“OTC”) options, exchange-traded futures, forward contracts or securities sold short in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

Creation Units of the Reality Shares DIVS ETF are issued and redeemed generally in exchange for cash payment. In each instance of such cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchase or redemptions.

20     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2016 were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF*	108,123	109,227
Reality Shares DIVCON Dividend Defender ETF**	52,371	582,357
Reality Shares DIVCON Dividend Guard ETF**	476,271	1,528,904
*	For the period January 6, 2016 (commencement of operations) to April 30, 2016.
**	For the period January 14, 2016 (commencement of operations) to April 30, 2016.

For the period ended April 30, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF*	4,188,060	1,211,696
Reality Shares DIVCON Dividend Defender ETF**	1,655,328	—
Reality Shares DIVCON Dividend Guard ETF**	1,329,389	—
*	For the period January 6, 2016 (commencement of operations) to April 30, 2016.
**	For the period January 14, 2016 (commencement of operations) to April 30, 2016.

7. DERIVATIVE INSTRUMENTS

Swaps:  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for some swaps. Therefore, some swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

When a Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with an approximate value to the amount of the unrealized loss. Collateral pledges are monitored daily and subsequently adjusted if and when the swap valuations fluctuate.

Pursuant to documentation governing the Funds’ swap transactions between the Fund and its counterparties, the counterparties have the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the swap agreement. In the event of early termination, the counterparty may require the Funds to pay or receive a settlement amount not greater than the current outstanding net unrealized depreciation in connection with the terminated swap transaction. As of April 30, 2016, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination.

Dividend Swaps:  Each Fund may enter in to dividend swaps in order to gain exposure to changes in the expected dividend value of the large cap securities of the S&P 500 Index. Dividend swaps are over-the-counter derivative contracts that allow investors exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends they expect to be paid on the index constituents over the life of the contract – the expected dividend value. At the maturity of the contract, the buyer pays this amount to the seller and receives the aggregate value of actual dividends paid on the index constituents – the actual dividend value. During the life of a dividend swap, the contract is valued on the current expected dividend value of the index for the specific maturity. As the contract approaches maturity, the expected dividend value will change primarily based on information about actual dividends until final settlement of the contract where expected dividend value and actual dividend value converge.

Reality Shares ETF Trust     21

Notes to Financial Statements (continued)

The notional amounts and the unrealized appreciation (depreciation) of the dividend swaps appearing in the Schedule of Investments for DIVS ETF is representative of the average volume of derivative exposure to the Funds for the period ended April 30, 2016.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at April 30, 2016:

	Equity Contracts	Total
Asset Derivatives:
Reality Shares DIVS ETF
Unrealized Appreciation on Dividend Swaps	$27,254	$27,254
Liability Derivatives:
Reality Shares DIVS ETF
Unrealized Depreciation on Dividend Swaps	(279,840)	(279,840)
Total	$(252,586)	$(252,586)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended April 30, 2016:

	Equity Contracts	Total
Reality Shares DIVS ETF
Net Realized Gain (Loss) on:
Dividend Swaps	$(29,902)	$(29,902)
Net Change in Unrealized Gain (Loss) on:
Dividend Swaps	9,339	9,339

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives, including forward contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Funds from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to a master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Therefore all qualified transactions are presented on a gross basis in the

22     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Statement of Assets and Liabilities. As of April 30, 2016, the Funds have transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the Statement of Assets and Liabilities to the net amounts, including collateral exposure, included in the following table:

Liabilities:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Liabilities Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Appreciation on Dividend Swaps	JP Morgan	$11,529	$—	$—	$(11,529)	$—
Unrealized Depreciation on Dividend Swaps	BNP Paribas	(264,115)	—	—	264,115	—
Total		$(252,586)	$—	$—	$252,586	$—

8. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk:  The Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Market Risk:  Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of the Funds could vary from its stated objective and you could lose money.

Non-Diversification Risk:  The Funds are non-diversified, which means that they may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Short Sales Risk:  (for The Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds that is potentially unlimited. Investment in short sales may also cause the Funds to incur expenses related to borrowing securities. There can be no guarantee that a stock included in the Short Portfolio of the Benchmark Index will be available on the open market for the Funds to sell short. Under these circumstances, the Funds may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not provide successful, and the Funds could experience a loss or its performance could deviate from the performance of the Benchmark Index.

Swap Agreements Risk:  The Funds may engage in swap transactions and are therefore subject to swap agreements risk. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the dividend swap and the dividends paid by stocks underlying them; (ii) lack of liquidity; (iii) difficulty in obtaining an accurate value for the swaps; (iv) the risk that the counterparty to the swap will default or otherwise fail to honor or become delayed in its ability to honor its obligation; and (v) the risk that the Funds may not be able to enter into a new swap agreement at a favorable price after a swap agreement to which it is currently a party expires or is terminated. Dividend swaps are also subject to Dividend Payout Risk, which is described in the “Principal Risks” section of the DIVY Fund prospectus. For example, issuers of the stocks underlying the dividend swap could choose to return capital to their shareholders through means other than dividends, such as return of capital or share buybacks. Further, an issuer of a stock underlying the dividend swap could purchase or be purchased by another company, which could affect their decisions on whether to issue dividends to shareholders.

The Funds’ prospectus contains additional information about the principal risks of investing in each Fund.

Reality Shares ETF Trust     23

Notes to Financial Statements (continued)

9. FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

At April 30, 2016, the cost of investments on a tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Reality Shares DIVS ETF	$35,671,958	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	3,033,685	175,968	(71,227)	104,741
Reality Shares DIVCON Dividend Defender ETF	1,591,037	197,266	(265,427)	(68,161)
Reality Shares DIVCON Dividend Guard ETF	1,377,098	126,580	(358,741)	(232,161)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and nontaxable distributions from regulated investment companies.

At October 31, 2015, the components of undistributed or accumulated earnings/loss on a tax-basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Depreciation	Total Accumulated Earnings
Reality Shares DIVS ETF	$208,233	$554,071	$(261,925)	$500,379

Certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At October 31, 2015, the Funds had no loss deferrals.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of Net Operating Losses.

At October 31, 2015, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

	Undistributed Net Investment Income	Accumulated Capital and Other Losses	Paid-in Capital
Reality Shares DIVS ETF	$161,147	$(161,147)	$—

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No notable events have occurred between period end and the issuance of the financial statements.

24     Reality Shares ETF Trust

Supplemental Information (Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record as applicable for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (855) 595-0240. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Reality Shares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.realityshares.com.

Reality Shares ETF Trust     25

Investment Advisor

Reality Shares Advisors, LLC
402 W Broadway, Suite 2800
San Diego, CA 92101

Custodian/Fund Administrator

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm

Cohen Fund Audit Services
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Legal Counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date: 6/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date: 6/29/2016

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date: 6/29/2016

* Print the name and title of each signing officer under his or her signature.